UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of principal executive offices)

(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Fund Name: Innovative DIV Date of Reporting Period: 3Q July 1, 2019 - Sept. 30, 2019
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
McKesson Corp.	MCK	58155Q103	Annual	7/31/2019	6/4/2019	M	1a	Election of Director for a one-year term: Dominic J. Caruso	For	For	Yes
						M	1b	Election of Director for a one-year term: N. Anthony Coles, M.D.	For	For	Yes
						M	1c	Election of Director for a one-year term: M. Christine Jacobs	For	For	Yes
						M	1d	Election of Director for a one-year term: Donald R. Knauss	For	For	Yes
						M	1e	Election of Director for a one-year term: Marie L. Knowles	For	For	Yes
						M	1f	Election of Director for a one-year term: Bradley E. Lerman	For	For	Yes
						M	1g	Election of Director for a one-year term: Edward A. Mueller	For	For	Yes
						M	1h	Election of Director for a one-year term: Susan R. Salka	For	For	Yes
						M	1i	Election of Director for a one-year term: Brian S. Tyler	For	For	Yes
						M	1j	Election of Director for a one-year term: Kenneth E. Washington	For	For	Yes
						M	2	Ratification of appointment of Deloitte & Touche Lapp as company's independent registered public accounting firm for the fiscal year ending March 31, 2020	For	For	Yes
						M	3	Advisory vote on executive compensation	For	For	Yes
						S	4	Shareholder proposal on disclosure of lobbying activities and expenditures	Against	Against	Yes
						S	5	Shareholder proposal on 10% ownership threshold for calling special meetings of shareholders	Against	Against	Yes
FAF Government Obligations Fund X	FGXXX	31846V336	Special	8/29/2019		M	1	Board recommends you vote FOR the followig director nominee(s): 1.01 through 1.07	For	For	Yes
						M	1.01	David Baumgardner	For	For	Yes
						M	1.02	Mark E. Gaumond	For	For	Yes
						M	1.03	Roger A. Gibson	For	For	Yes
						M	1.04	Jennifer J. McPeek	For	For	Yes
						M	1.05	C. David Myers	For	For	Yes
						M	1.06	Richard K. Riederer	For	For	Yes
						M	1.07	P. Kelly Tompkins	For	For	Yes
Nike Inc.	NKE	654106103	Annual	9/19/2019	7/19/2019	M	1	Election of Directors: nominees	For	For	Yes
						M	1.01	Alan B. Graf, Jr.	For	For	Yes
						M	1.02	Peter B. Henry	For	For	Yes
						M	1.03	Michelle A. Peluso	For	For	Yes
						M	2	To approve executive compensation by an advisory vote	For	For	Yes
						M	3	To ratify the appointment of PricewaterhouseCooers Lapp as independent registered public accounting firm	For	For	Yes
FedEx Corp	FDX	31428X106	Annual	9/23/2019	7/29/2019	M	1	Election of Directors:	For	For	Yes
						M	1a	John Edwardson	For	For	Yes
						M	1b	Marvin Ellison	For	For	Yes
						M	1c	Susan Patricia Griffith	For	For	Yes
						M	1d	John C. ("Chris") Inglis	For	For	Yes
						M	1e	Kimberly Jabal	For	For	Yes
						M	1f	Shirley Ann Jackson	For	For	Yes
						M	1g	R. Brad Martin	For	For	Yes
						M	1h	Kjoshua Cooper Ramo	For	For	Yes
						M	1i	Susan Schwab	For	For	Yes
						M	1j	Frederick Smith	For	For	Yes
						M	1k	David Steiner	For	For	Yes
						M	1l	Paul Walsh	For	For	Yes
						M	2	Advisory vote to approve named executive officer compensation	For	For	Yes
						M	3	Approval of the FedEx Corp 2019 Omnibus Stock Incentive Plan	For	For	Yes
						M	4	Ratification of independent registered public accounting firm	For	For	Yes
						S	5	Shockholder proposal regarding lobbying activity and expenditure report	Against	Against	Yes
						S	6	Stockholder proposal regarding employee representation on the Board of Directors	Against	Against	Yes
Raytheon Company	RTN	G9078F107	Special	10/11/2019		M	1	To adopt the Agreement and Plan of Merger, dated as of June 9, 2019, by and among United Technologies Corp, Light Merger Sub Corp. and Raytheon Company (the "merger agreement").	For	For	Yes
							2

To approve, by advisory (non-binding) vote, certain compensation arrangements that may be paid or become payable to Raytheon Company's named executive officers in connection with the merger contemplated by the merger agreement.

									For	For	Yes
							3

To approve the adjournment of the Special Meeting of Stockholders of RTN to a later date or dates, if necessary or appropriate, to solicit additional proxies iin the event there are not sufficient votes at the time of the Special Meeting of Stockholders of RTN to adopt the RTN merger proposal.

									For	For	Yes

Fund Name: Innovative DIV Date of Reporting Period: 4Q Oct. 1, 2019 - Dec. 31, 2019
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
Cardinal Health Inc.	CAH	14149Y108	Annual	11/6/2019	9--9-19	M	1	Election of Directors
							1.01	Colleen Arnold	For	For	For
							1.02	Carrie S. Cox	For	For	For
							1.03	Calvin Darden	For	For	For
							1.04	Bruce L. Downey	For	For	For
							1.05	Patricia A. Hemingway Hall	For	For	For
							1.06	Akhil Johri	For	For	For
							1.07	Michael C. Kaufmann	For	For	For
							1.08	Gregory B. Kenny	For	For	For
							1.09	Nancy Killefer	For	For	For
							1.1	J. Michael Losh	For	For	For
							1.11	Dean A. Scarborough	For	For	For
							1.12	John H. Weiland	For	For	For
						M	2	Ratify appointment of Ernst & Young LLP as auditor for fiscal year ending June 30, 2020	For	For	For
						M	3	Approval, on a non-binding advisory basis, the compensation of our named executive officers	For	For	For
Walgreens Boots Alliance inc.	WBA	931427108	Annual	1/30/2020	12/2/2019	M	1	Election of Directors	For	For	For
							1a	Josse E. Almeida	For	For	For
							1b	Janice M. Babiak	For	For	For
							1c	David J. Brailer	For	For	For
							1d	William C. Foote	For	For	For
							1e	Ginger L. Graham	For	For	For
							1f	John A. Lederer	For	For	For
							1g	Dominic P. Murphy	For	For	For
							1h	Stefano Pessina	For	For	For
							1i	Nancy M. Schlichting	For	For	For
							1j	James A. Skinner	For	For	For
							2	Ratification of appointment of Deloitte & Touche LLP as independent registered public accounting firm for fiscal year 2020	For	For	For
							3	Advisory avote to approve the namex executive officer compensation	For	For	For
							4	Stockholder proposal requesting an independent Board Chairman	Against	Against	Against
							5	Stockholder proposal regarding the use of a deferral period for certain compensation of senior executives	Against	Against	Against
							6	Stockholder proposal regarding the ownership threshold for calling special meetings of stockholders	Against	Against	Against

Fund Name: Innovative DIV Date of Reporting Period: 1Q Jan. 1, 2020 - Mar. 31, 2020
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted

Amerisourcebergen Corp	ABC	03073E105	Annual	3/5/2020	1/6/2020	M	1	Election of Directors	For	For	For
						M	1a	Ornella Barra	For	For	For
						M	1b	Steve Collis	For	For	For
						M	1c	D. Mark Durcan	For	For	For
						M	1d	Richard Gochnauer	For	For	For
						M	1e	Lon Greenberg	For	For	For
						M	1f	Jane Henney, M.D.	For	For	For
						M	1g	Kathleen Hyle	For	For	For
						M	1h	Michael Long	For	For	For
						M	1i	Henry McGee	For	For	For
						M	1j	Dennis Nally	For	For	For
						M	2	Ratification of Ernst & Young LLp as accounting frim for fiscal year 2020	For	For	For
						M	3	Advisory vote to approve the compensation of named executive officers	For	For	For
						S	4	Stockholder proposal, if properly presented, to permit stockholders to act by written consent	Against	Against	Against
						S	5	Stockholder proposal, if properly presented, regarding the use of a deferral period for certain compensation of senior executives	Against	Against	Against
Lockheed Martin Corp.	LMT	539830109	Annual	4/23/2020		M	1	Director Nominees
						M	1A	Daniel Akerson	For	For	For
						M	1B	David Burritt	For	For	For
						M	1C	Bruce Carlson	For	For	For
						M	1D	joseph Dunford, Jr.	For	For	For
						M	1E	James Ellis, Jr.	For	For	For
						M	1F	Thomas Falk	For	For	For
						M	1G	Oilene Gordon	For	For	For
						M	1H	Marillyn Hewson	For	For	For
						M	1I	Vicki Hollub	For	For	For
						M	1J	Jeh Johnson	For	For	For
						M	1K	Debra Reed-Klages	For	For	For
						M	1L	James Taiclet, Jr.	For	For	For
						M	2	Ratification of Appointment of Ernst & Young LLP as auditors for 2020	For	For	For
						M	3	Advisory vote to approve Compensaion of our Named Executive Officers (Say-on-Pay)	For	For	For
						M	4	Management Proposal to approve the Lockheed Martin Corporaion 2020 Incentive Performance Award Plan	For	For	For
						S	5	Sockholder proposal to adopt Stockholder Action by written consent	Against	Against	Against
Stanley Black & Decker, Inc.	SWK	854021015	Annual	4/17/2020	2/14/2020	M	1	Election of Directors
						M	1A	Andrea J. Ayers	For	For	For
						M	1B	George W. Buckley	For	For	For
						M	1C	Patrick D. Campbell	For	For	For
						M	1D	Carlos M. Cardoso	For	For	For
						M	1E	Robert B. Coutts	For	For	For
						M	1F	Debra A. Crew	For	For	For
						M	1G	Michael D. Hankn	For	For	For
						M	1H	James M. Loree	For	For	For
						M	1I	Dmitri L. Stockton	For	For	For
						M	1J	Irving Tan	For	For	For
						M	2	Approve, on an advisory basis, the compensationof the Company's named executive officers	For	For	For
						M	3	Approve the selection of Ernst & Young LLP as company's independent audotors for the Company's 2020 fiscal year	For	For	For
						S	4	To consider a shareholder proposal regarding action by written consent, if properly presented.	Against	Against	Against
Texas Instruments Inc.	TXN	882508104	Annual	4/23/2020	2/24/2020	M	1	Election of Directors
							1a	Mark A. Blinn	For	For	For
							1b	Todd M. Bluedorn	For	For	For
							1c	Janet F. Clark	For	For	For
							1d	Carrie S. Cox	For	For	For
							1e	Martin S. Craighead	For	For	For
							1f	Jean M. Hobby	For	For	For
							1g	Michael D. Hsu	For	For	For
							1h	Ronald Kirk	For	For	For
							1i	Pamela H. Patsley	For	For	For
							1j	Robert E. Sanchez	For	For	For
							1k	Richard K. Templeton	For	For	For
							2	Board proosal regarding advisory approval of the Company's executive compensaion	For	For	For
							3	Boaed proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2020	For	For	For

Fund Name: Innovative DIV Date of Reporting Period: 2Q April 1, 2020 - June 31, 2020
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
CSX Corp.	CSX	126408103	Annual	5/6/2020	3/6/2020	M	1	Eection of Directors
						M	1a	Donna Alvarado	For	For	For
						M	1b	Pamela Carter	For	For	For
						M	1c	James Foote	For	For	For
						M	1d	Steve Halverson	For	For	For
						M	1e	Paul Hilal	For	For	For
						M	1f	John McPherson	For	For	For
						M	1g	David Moffett	For	For	For
						M	1h	Linda Riefler	For	For	For
						M	1i	Suzanne Vautrinot	For	For	For
						M	1j	Steve Whisler	For	For	For
						M	1k	John Zillmer	For	For	For
						M	2	Ratifiction of appointment of Ernst & Young LL as independent registered public account firm for 2020	For	For	For
						M	3	Advisory (non-binding) resolution to approve compensation for the Caompany's named executive officers	For	For	For
Expeditors Int'l of Washington, Inc.	EXPD	302130109	Annual	5/5/2020	3/10/2020	M	1	Election of Directors
						M	1.1	Robert R. Wright	For	For	For
						M	1.2	Glenn Alger	For	For	For
						M	1.3	Robert Carlile	For	For	For
						M	1.4	James DuBois	For	For	For
						M	1.5	Mark Emmert	For	For	For
						M	1.6	Diane Gulyas	For	For	For
						M	1.7	Jeffrey Musser	For	For	For
						M	1.8	Liane Pelletier	For	For	For
						M	2	Advisory Vote to approve named executive officer compensation	For	For	For
						M	3	Approve amendments to the 2017 Omnibus Incentive Plan	For	For	For
						M	4	Ratification of Independent Registered Public Accounting Firm	For	For	For
						S	5	Shareholder Propposal: NYC Comptroller Proposal	Against	Against	Against
The Hanover Insurance Group, Inc.	THG	410867AA3	Annual	5/12/2020	3/16/2020	M	1	Election of Directors
						M	1.1	Jane D. Carlin (three-year term expiring in 2023)	For	For	For
						M	1.2	Daniel T. Henry (three-year term expiring in 2023)	For	For	For
						M	1.3	Wendell J. Knox (three-year term expiring in 2023)	For	For	For
						M	1.4	Kathleen S. Lane (three-year term expiring in 2023)	For	For	For
						M	2	To approve the advisory vote on the Company's executive compensation	For	For	For
						M	3	To ratify the appointment of PricewaterhouseCoopers LLP as account firm for 2020	For	For	For
T. Rowe Price Group, Inc.	TROW	74144T108	Annual	5/12/2020	3/11/2020	M	1	Election of Directors	For	For	For
						M	1A	Mark Bartlett	For	For	For
						M	1B	Mary Bush	For	For	For
						M	1C	Dina Dublon	For	For	For
						M	1D	Dr. Freeman A. Hrabowski, III	For	For	For
						M	1E	Robert MacLellan	For	For	For
						M	1F	Olympia Snowe	For	For	For
						M	1G	Robert Stevens	For	For	For
						M	1H	William Stromberg	For	For	For
						M	1I	Richard Verma	For	For	For
						M	1J	Sandra Winjnberg	For	For	For
						M	1K	Alan D. Wilson	For	For	For
						M	2	To approve, by a non-binding advisory vote, the compensation paid by the Company to its Named Executive Officers	For	For	For
						M	3	Ratification of the appointment of KPMG LLP as acconting firm for 2020	For	For	For
						M	4	To approve the 2020 Long-Term Incentive Plan	For	For	For
						S	5	Stockholder proposal for a report on voting by our funds and portfolios on matters related to climate change.	Against	Against	Against
C.H. Robinson Worldwide, Inc	CHRW	12541W209	Annual	5/7/2020	3/11/2020	M	1	Election of Directors	For	For	For
						M	1A	Scott P Anderson	For	For	For
						M	1B	Robert C Biesterfeld Jr.	For	For	For
						M	1C	Wayne M Fortun	For	For	For
						M	1D	Timothy Gokey	For	For	For
						M	1E	Mary J. Steele Guifoile	For	For	For
						M	1F	Jodee Kozlak	For	For	For
						M	1G	Brian Short	For	For	For
						M	1H	James Stake	For	For	For
						M	1I	Paula Tolliver	For	For	For
						M	2	To approve, on an advisory basis, the compensaionof our named executive officers	For	For	For
						M	3	Tarification of Deloitte & Touche LLP as accounting firm for fiscal year ending December 31, 2020.	For	For	For
ITT Inc.	ITT	45073V108	Annual	5/15/2020	3/18/2020	M	1	Election of Directors	For	For	For
						M	1a	Orlando Ashford	For	For	For
						M	1b	Geraud Darnis	For	For	For
						M	1c	Donald DeFosset, Jr.	For	For	For
						M	1d	Nicholas Fanandakis	For	For	For
						M	1e	Richard Lavin	For	For	For
						M	1f	Mario Longhi	For	For	For
						M	1g	Rebecca McDonald	For	For	For
						M	1h	Timothy Powers	For	For	For
						M	1i	Luca Savi	For	For	For
						M	1j	Cheryl Shavers	For	For	For
						M	1k	Sabrina Soussan	For	For	For
						M	2	Ratification of appointment of Deloitte & Touche LLP as public accounting firm for the Company for the 2020 fiscal year.	For	For	For
						M	3	Approval of an advisory vote on executive compensation.	For	For	For
International Business Machines Corp.	IBM	459200101	Annual	4/28/2020		M	1	Election of Diectors for a Term of One Year	For	For	For
						M	1a	Thomas Buberl	For	For	For
						M	1b	Michael Eskew	For	For	For
						M	1c	David Farr	For	For	For
						M	1d	Alex Gorsky	For	For	For
						M	1e	Michelle Howard	For	For	For
						M	1f	Arvind Krishna	For	For	For
						M	1g	Andrew Liveris	For	For	For
						M	1h	F. William McNabb III	For	For	For
						M	1i	Martha Pollack	For	For	For
						M	1j	Virginia Rometty	For	For	For
						M	1k	Joseph Swedish	For	For	For
						M	1l	Sidney Taurel	For	For	For
						M	1m	Pater Voser	For	For	For
						M	1n	Frederick Waddell	For	For	For
						M	2	Ratification of appontment of Independent Registered Public Accounting Firm.	For	For	For
						M	3	Advisory vote on Executive Compensation	For	For	For
						M	4	Stockholder Proposal on Shareholder Right to Remove Directors	Against	Against	Against
						S	5	Stockholder Proposal on the Right to Act by Written Consent	Against	Against	Against
						S	6	Shockholder Proposal to Have an Independent Board Chairman	Against	Against	Against
Cummins Inc.	CMI	231021106	Annual	5/12/2020	3/10/2020	M	1	Election of Directors	For	For	For
						M	1	N. Thomas Linebarger	For	For	For
						M	2	Robert Bernhard	For	For	For
						M	2	Dr. Franklin R. Chang Diaz	For	For	For
						M	4	Bruno V. Di Leo Allen	For	For	For
						M	5	Stephen Dobbs	For	For	For
						M	6	Robert Herdman	For	For	For
						M	7	Alexis Herman	For	For	For
						M	8	Thomas Lynch	For	For	For
						M	9	William I. Miller	For	For	For
						M	10	Georgia Nelson	For	For	For
						M	11	Karen Quintos	For	For	For
						M	12	Advisory vote to approve the compensaion of our named executive officers as disclosed in the proxy statement.	For	For	For
						M	13	Proposal to ratify appointment of PricewaterhouseCoopers LLP as our auditors for 2020.	For	For	For
						S	14	The shareholder proposal regardingby-aw amendments.	Against	Against	Against
General Dynamics Corp.	GD	369550108	Annual	5/6/2020	3/9/2020	M	1	Election of Directors
						M	1a	James Crown	For	For	For
						M	1b	Rudy F.deLeon	For	For	For
						M	1c	Cecil Haney	For	For	For
						M	1d	Mark Malcolm	For	For	For
						M	1e	James Mattis	For	For	For
						M	1f	Phebe Novakovic	For	For	For
						M	1g	C. Howard Nye	For	For	For
						M	1h	William Osborn	For	For	For
						M	1i	Catherine Reynolds	For	For	For
						M	1j	Laura Schumacher	For	For	For
						M	1k	John Stratton	For	For	For
						M	1l	Peter A. Wall	For	For	For
						M	2	Advisory Vote on the Selection of Independent Auditors	For	For	For
						M	3	Advisory Vote to approve Executive Compensaion	For	For	For
						S	4	Shareholder Proposal to reduce the ownershp threshold required to calla Special Shareholder meeting	Against	Against	Against
Illinois Tool Works Inc.	ITW	452308109	Annual	5/8/2020	3/9/2020	M	1	Election of Directors	For	For	For
						M	1a	Daniel Brutto	For	For	For
						M	1b	Susan Crown	For	For	For
						M	1c	James Grittith	For	For	For
						M	1d	Ja Henderson	For	For	For
						M	1e	Richard Lenny	For	For	For
						M	1f	E. Scot Santi	For	For	For
						M	1g	David B. Smith Jr.	For	For	For
						M	1h	Pamela Stobel	For	For	For
						M	1i	Kevin Warren	For	For	For
						M	1j	Anre D. Williams	For	For	For
						M	2	Ratification of the appointment of Deloitte & Touche LLP as ITW's independet registered public accounting firm for 2020.I16I143:I162	For	For	For
						M	3	Advisory vote to approve compensaion of ITW's named executive officers:	For	For	For
						S	4	A non-binding stockholder proposal, if properly presented at the meeting, to permit stockholders to act by written consent.	Against	Against	Against
Nucor Corporation	NUE	670346105	Annual	5/14/2020	3/16/2020	M	1	Election of Directors	For	For	For
						M	01)	Lloyd Austin III	For	For	For
						M	02)	Patrick J. Dempsey	For	For	For
						M	03)	Christophery Kearney	For	For	For
						M	04)	Laurette Koellner	For	For	For
						M	05)	Josph Rupp	For	For	For
						M	06)	Leon Topalian	For	For	For
						M	07)	John Walker	For	For	For
						M	08)	Nadja West	For	For	For
						M	2	Ratification of the appointmentof PricewaterhouseCoopers LLP to serve as Nucor's independent registered public accounting firm for 2020	For	For	For
						M	3	Approval, on an advisory basis, of Nucor's named eecutive officer compensation in 2019	For	For	For
						M	4	Approval of the amendment and restatement of the Nucor Corporation 2014 Omnibus Incentive Compensation Plan	For	For	For
Dover Corporation	DOV	260003108	Annual	5/8/2020		M	1	Election of Directors	For	For	For
						M	1A	H J Gilbertson Jr	For	For	For
						M	1B	K C Graham	For	For	For
						M	1C	M F Johnston	For	For	For
						M	1D	E A Spiegel	For	For	For
						M	1E	R J Tobin	For	For	For
						M	1F	S M Todd	For	For	For
						M	1G	S K Wagner	For	For	For
						M	1H	K E Wandell	For	For	For
						M	1I	M A Winston	For	For	For
						M	2	Ratify the appointment of PricewaterhouseCoopers LLP as registered public account firm for 2020	For	For	For
						M	3	To approve on an advisory basis, named executive officer compensation	For	For	For
						S	4	To consider a shareholder proposal regarding the right to allow shareholders to act by written consent.	Against	Against	Against
Leggett & Platt, Inc.	LEG	524660107	Annual	5/15/2020		M	1	Election of Directors	For	For	For
						M	1A	Mark A. Blinn	For	For	For
						M	1B	Robert E Brunner	For	For	For
						M	1C	Marry Campbell	For	For	For
						M	1D	J. Mitchell Dolloff	For	For	For
						M	1E	Manuel A Fernandez	For	For	For
						M	1F	Karl G. Glassman	For	For	For
						M	1G	Joseph W. McClanathan	For	For	For
						M	1H	Judy C. Odom	For	For	For
						M	1I	Srikanth Padmenadhan	For	For	For
						M	1J	Jai Shah	For	For	For
						M	1K	Phoebe W. Wood	For	For	For
						M	2	Ratification of the selection of PricewaterhouseCoopers LLP as registered public account firm for the year ending December 31, 2020	For	For	For
						M	3	Approval of the amendment and restatement of the Flexible Stock Plan	For	For	For
						M	4	An advisory vote to approve named excutive officer compensation as described in the Company's proxy statement.	For	For	For
Robert Half International Inc.	RHI	770323103	Annal	5/20/2020		M	1	Directors:	For	For	For
						M	1.1	Julia L . Coronado	For	For	For
						M	1.2	Dirk A. Kempthorne	For	For	For
						M	1.3	Harold M. Messmer, Jr.	For	For	For
						M	1.4	Marc H. Morial	For	For	For
						M	1.5	Barbara J. Novogradac	For	For	For
						M	1.6	Robert J. Pace	For	For	For
						M	1.7	Frederick A. Richman	For	For	For
						M	1.8	M. Keith Waddell	For	For	For
						M	2	Advisory vote to approve executive compensation	For	For	For
						M	3	Ratify appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2020	For	For	For
TJ Maxx	TJX	872540109	Annual	6/9/2020		M	1	Election of Directors	For	For	For
						M	1A	Zein Abdalla	For	For	For
						M	1B	Alan M. Bennett	For	For	For
						M	1C	Rosemary T. Berkeyr	For	For	For
						M	1D	David T. Ching	For	For	For
						M	1E	Ernie Herrman	For	For	For
						M	1F	Michael F. Hines	For	For	For
						M	1G	Amy B. Lane	For	For	For
						M	1H	Carol Meyrowitz	For	For	For
						M	1I	Jackwyn L. Nemerov	For	For	For
						M	1J	John F. O'Brien	For	For	For
						M	1K	Willow B. Shire	For	For	For
						M	2	Ratification of appointment of PricewaterhouseCoopers as TJX's independent registered public accounting firm for fiscal 2021	For	For	For
						M	3	Advisory approbal of TJX's executive compensaion (say-on-pay vote)	For	For	For
						S	4	Shareholder Proposal for a report on reduction in chemical footprint	Against	Against	Against
						S	5	Shareholder proposal for a report on animal welfare	Against	Against	Against
						S	6	Shareholder proposal for setting target amount for CEO compensation	Against	Against	Against
						S	7	Shareholder proposal for disclosure regarding executive share retention.	Against	Against	Against
Northop Rumman Corp.	NOC	666807102	Annual	5/20/2020		M	1	Election of Directors	For	For	For
						M	1A	Kathy J. Warden	For	For	For
						M	1B	Marianne C. Brown	For	For	For
						M	1C	Donald E. Felsinger	For	For	For
						M	1D	Anne M. Fudge	For	For	For
						M	1E	Bruce S. Gordon	For	For	For
						M	1F	William H. Hernandez	For	For	For
						M	1G	Madeleine A. Kleiner	For	For	For
						M	1H	Karl J. Krapek	For	For	For
						M	1I	Gary Roughead	For	For	For
						M	1J	Thomas M. Schoewe	For	For	For
						M	1K	James S. Turley	For	For	For
						M	1L	Mark A. Welsh III	For	For	For
						M	2	Proposal to approve, an an advisory basis, the compensaion of the Company's Named Executive Officers	For	For	For
						M	3	Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's Independent Auditor for fiscal year ending December 31, 2020	M	M	M
						S	4

Shareholder proposal that the Company assess and report on potential human rights impacts that could result from governments' use of the Company's prducts and services, including in conflicct-affeced areas.

									Against	Against	Against
						S	5	Shareholder proposal to move to a a 3% ownership threshold for shareholders to request action by written consent.	Against	Against	Against
The Travelers Companis, Inc.	TRV	8.94E+113	Annual	5/21/2020		M	1	Elecrion of Directors	For	For	For
						M	1A	Alan L. Beller	For	For	For
						M	1B	Janet M. Dolan	For	For	For
						M	1C	Patricia L. Higgins	For	For	For
						M	1D	William J. Kane	For	For	For
						M	1E	Clarence Otis Jr.	For	For	For
						M	1F	Elizabeth E. Robinson	For	For	For
						M	1G	Philip T. Ruegger III	For	For	For
						M	1H	Todd C. Schermerhorn	For	For	For
						M	1I	Alan D. Schnitzer	For	For	For
						M	1J	Donald J. Shepard	For	For	For
						M	1K	Laurie J. Thomsen	For	For	For
						M	2	Ratification of the appointment of KPMG LLP as The Travelers Companis, Inc. independent registered public account firm for 2020	For	For	For
						M	3	Non-binding vote to approve executive compensation	For	For	For
American Financial Group, Inc	AFG	25932104	Annual	5/20/2020		M	1

Directors: Carl Lindener III, S. Craig Lindner, Kenneth Ambrecht, John Berding, Joseph Consolino, Virginia Drosos, James Evans, Terry Jacobs, Gregory Joseph, Mary Beth Martin, William Verit, John Von Lehman

									For	For	For
						M	2	Proposal to ratify the Audit Committee's appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for 2020	For	For	For
						M	3	Advisory vote on compensaion of named executive officers	For	For	For
Ameriprise Financial	AMP	03076C106	Annual	4/29/2020				Unable to vote. Did not receive proxy info in time

Caterpillar Inc.	CAT	149123101	Annual	6/10/2020	4/13/2020	M	1	Election of Directors	For	For	For
						M	1.01	Kelly Ayotta	For	For	For
						M	1.02	David Calhoun	For	For	For
						M	1.03	Daniel Dickinson	For	For	For
						M	1.04	Juan Gallardo	For	For	For
						M	1.05	William Osborn	For	For	For
						M	1.06	Debra Reed-Klages	For	For	For
						M	1.07	Edward Rust Jr.	For	For	For
						M	1.08	Susan Schwab	For	For	For
						M	1.09	D. James Umpleby III	For	For	For
						M	1.1O	Miles White	For	For	For
						M	1.11	Rayford Wilkins Jr.	For	For	For
						M	2	Ratification of our Independend Registered Public Accounting Firm.	For	For	For
						M	3	Advisory vote to approve executive compensaion	For	For	For
						S	4	Shareholder proposal to provide a repoort of lobbying activities	Against	Against	Against
						S	5	Sharesholder proposal for Independent Board Chariman	Against	Against	Against
						S	6	Shareholder pooposal for sharesholder action by written consent	Against	Against	Against
Walmart Inc.	WMT	931142103	Annual	6/3/2020	4/9/2020	M	1	Election of Directors	For	For	For
						M	1A	Cesar Conde	For	For	For
						M	1B	Timothy Flynn	For	For	For
						M	1C	Sarah Friar	For	For	For
						M	1D	Carla Harris	For	For	For
						M	1E	Thomas Horton	For	For	For
						M	1F	Marissa Mayer	For	For	For
						M	1G	C. Douglas McMillon	For	For	For
						M	1H	Gregory Penner	For	For	For
						M	1I	Steven Reinemund	For	For	For
						M	1J	S. Robson Walton	For	For	For
						M	1K	Steuart Walton	For	For	For
						M	2	Advisory vote to approve named executive officer compensaion	For	For	For
						M	3	Ratification of Ernst & Young LLP as independen accountants	For	For	For
						M	4	Approval of the Amendment to the ASDA Sharesave Plan 2000	For	For	For
						S	5	Report on impacts of single-use plastic bags	Against	Against	Against
						S	6	Report on supplier antibiotics use standards	Against	Against	Against
						S	7	Policy to include hourly associates as Director Candidates	Against	Against	Against
						S	8	Report on strengthening prevention of workplace sexual harassment	Against	Against	Against
Williams-Sonoma, Inc.	WSM	969904101	Annual	6/3/2020	4/6/2020	M	1	Election of Directors	For	For	For
						M	1A	Laura Alber	For	For	For
						M	1B	Scott Dahnke	For	For	For
						M	1C	Anne Mulcah	For	For	For
						M	1D	William Ready	For	For	For
						M	1E	Sabrina Simmons	For	For	For
						M	1F	Frits van Paasschen	For	For	For
						M	2	Advisory vote to approve executive compensaion	For	For	For
						M	3	Ratification of selection of Deloitte & Touche LLP as our independen registered public accounting firm for the fiscal year ending January 31, 2021	For	For	For
American Equity Investment Life Holding Co.	AEL	25676206	Annual	6/4/2020	4/9/2020	M	1	Election of Directors	For	For	For
						M	1.1	Anant Bhalla	For	For	For
						M	1.2	Joyce Chapman	For	For	For
						M	1.3	James Gerlach	For	For	For
						M	1.4	Robert Howe	For	For	For
						M	1.5	Michelle Keeley	For	For	For
						M	1.6	William Kunkel	For	For	For
						M	2	Ratify appointment of KPMG LLP as our independent registered public accounting firm for 2020	For	For	For
						M	3	To approve on an advisory basis, the compensation of our named executive officers	For	For	For
						M	4	To approve the Company's amended and restated Equity Incentive Plan	For	For	For
Target Corporation	TGT	87612E106	Annual	6/10/2020	4/13/2020	M	1	Election of Directors	For	For	For
						M	1A	Douglas Baker Jr.	For	For	For
						M	1B	George Barrett	For	For	For
						M	1C	Brian Cornell	For	For	For
						M	1D	Calvin Darden	For	For	For
						M	1E	Robert Edwards	For	For	For
						M	1F	Melanie Healey	For	For	For
						M	1G	Donald Knauss	For	For	For
						M	1H	Monica Lozano	For	For	For
						M	1I	Mary Minnick	For	For	For
						M	1J	Kenneth Salazar	For	For	For
						M	1K	Dmitri Stockton	For	For	For
						M	2	Company proposal to ratify appointment of Ernst & Young LLP as our independent registered public accounting firm	For	For	For
						M	3	Company proposal to approve on an advisory basis, our executive compensaiont (Say on Pay ).	For	For	For
						M	4	Company proposal to approve the Target Corporation 2020 Long-Term Incentive Plan	For	For	For
Best Buy Co., Inc.	BBY	086516101	Annual	6/11/2020	4/13/2020	M	1	Election of Directors	For	For	For
						M	1A	Corie Barry	For	For	For
						M	1B	Lisa Caputo	For	For	For
						M	1C	J. Patrick Doyle	For	For	For
						M	1D	Kathy Higgins Victor	For	For	For
						M	1E	David Kenny	For	For	For
						M	1F	Karen McLoughlin	For	For	For
						M	1G	Thomas Millner	For	For	For
						M	1H	Claudia Munce	For	For	For
						M	1I	Richelle Parham	For	For	For
						M	1J	Eugene Woods	For	For	For
						M	2	Ratify appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending January 30, 2021	For	For	For
						M	3	To approve in a non-binding advisory vote our named executive officer compensation.	For	For	For
						M	4	To approve the BBY Omnibus Incentive Plan	For	For	For
						M	5	To amend Article IX, Section 9 of the Amended and Restated Articles of Incorporation of BBY (the "Articles").	For	For	For
						M	6	To amend Article IX, Section 10 of the Articles	For	For	For
						M	7	To amend Article X, Section 4 of the Articles	For	For	For
						M	8	To amend Article X, Section 2 of the Articles	For	For	For
Aaron's Inc.	AAN	2535300	Annual	6/18/2020		M	1	Election of Directors	For	For	For
						M	1A	Kelly Barrett	For	For	For
						M	1B	Kathy Betty	For	For	For
						M	1C	Douglas Curling	For	For	For
						M	1D	Cynthia Day	For	For	For
						M	1E	Curtis Doman	For	For	For
						M	1F	Walter Ehmer	For	For	For
						M	1G	Hubert Harris Jr.	For	For	For
						M	1H	John Robinson III	For	For	For
						M	1I	Ray Robinson	For	For	For
						M	2	Approval of a non-binding advisory resolution to approve the Company's executive compensation	For	For	For
						M	3	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2020	For	For	For
						M	4	Effecting a Holding Compamy Formation and, in connection therewith, Approval of the Agreement and Plan of Merger, by and among Aaron's Inc., Aarons Holdings Company, Inc. and Aaron's Merger Sub, Inc.	For	For	For

Fund Name: Innovative Pfd + Date of Reporting Period: 3Q July 1, 2019 - Sept. 30, 2019
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
FAF Government Obligations Fund X	FGXXX	31846V336	Special	8/29/2019	Special Meeting	M	1	Board recommends you vote FOR the followig director nominee(s): 1.01 through 1.07
						M	1.01	David Baumgardner	For	For	Yes
						M	1.02	Mark E. Gaumond	For	For	Yes
						M	1.03	Roger A. Gibson	For	For	Yes
						M	1.04	Jennifer J. McPeek	For	For	Yes
						M	1.05	C. David Myers	For	For	Yes
						M	1.06	Richard K. Riederer	For	For	Yes
						M	1.07	P. Kelly Tompkins	For	For	Yes

Suntrust Banks, Inc.	STI	867914BP7	Special	7/30/2019		M	1

Approve the amended agreement and plan of merger, dtd 2-7-19, as amended as of 6-14-19 (as further amened from time to time, the "merger agreement") by and between BB&T Corporation, a NC corporation and SunTrust Banks, Inc., a GA corporation ("SunTrust") (the "SunTrust merger proposal")

									For	For	Yes
						M	2

Approve, on an advisory (non-binding) basis, the executive officer compensation that will or may be paid to SunTrust's named executive officers in connection with the transactions contemplated by the merger agreement.

									For	For	Yes
						M	3

To adjourn the SunTrust special meeting, if necessary or appropriate, to solicit additional proxies if, immediately prior to such adjournment, there are not sufficient votes to approve the Sun Trust merger proposal or to ensure that any supplement of amendment to the accompanying joint proxy statement/prospectus is timely provided to holders of SunTrust common stock and holders of SunTrust preferred stock.

									For	For	Yes

Fund Name: Innovative Pfd + Date of Reporting Period: 1Q Jan. 1, 2020 - March 31, 2020
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted

Nothing to report

Fund Name: Innovative Pfd + Date of Reporting Period: 2Q April 1, 2020 - July 31, 2020
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted

Nothing to report for this quarter

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 26, 2020

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 23, 2019

*Print the name and title of each signing officer under his or her signature.